Income Taxes (Roll-forward of Interest and Penalties Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Balance at beginning of fiscal year	¥ 2,848	¥ 2,417	¥ 2,612
Total interest and penalties in the consolidated statements of operations	1,052	(156)	398
Total cash settlements, foreign exchange translation and other	371	275	203
Balance at end of fiscal year	¥ 2,167	¥ 2,848	¥ 2,417